N-4	Sep. 08, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Sep. 08, 2023
Amendment Flag	false
State of Iowa Retirement Investors Club 403(b)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
State of Iowa Retirement Investors Club 403(b) | AmericanCenturyGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(31.43%)
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	12.37%
State of Iowa Retirement Investors Club 403(b) | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.75%
State of Iowa Retirement Investors Club 403(b) | PIMCORealReturnFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(12.08%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	0.79%
State of Iowa Retirement Investors Club 403(b) | PIMCOTotalReturnFundAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	0.86%
State of Iowa Retirement Investors Club 403(b) | PIMCOTotalReturnFundAdminClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC